INTANGIBLE ASSETS - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 340	£ 349
Additions	106	120
Disposals	(5)	(3)
Charge	(129)	(126)
Other intangibles at end of period	312	340
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	756	1,339
Additions	106	120
Disposals	(44)	(703)
Charge	0	0
Other intangibles at end of period	818	756
Accumulated amortisation/impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(416)	(990)
Additions	0	0
Disposals	39	700
Charge	129	126
Other intangibles at end of period	£ (506)	£ (416)